UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 11, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      55

Form 13F Information Table Value Total:      $141587

List of Other Included Managers:             NONE



                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T                        COM              001957109      848    16682 SH       SOLE                                      16682
Abbott Labs                    COM              002824100     1427    39287 SH       SOLE                                      39287
Air Express International      COM              009104100     2014    62318 SH       SOLE                                      62318
Albertsons Inc.                COM              013104104      923    28630 SH       SOLE                                      28630
American International Group   COM              026874107     5187    47970 SH       SOLE                                      47970
Automatic Data Processing      COM              053015103     3853    71509 SH       SOLE                                      71509
BP Amoco                       COM              055622104     2325    39206 SH       SOLE                                      39206
Bell Atlantic                  COM              077853109      979    15898 SH       SOLE                                      15898
Bell South                     COM              079860102      782    16700 SH       SOLE                                      16700
Bestfoods                      COM              08658u101     2138    40670 SH       SOLE                                      40670
Bristol Myers Squibb           COM              110122108     2426    37797 SH       SOLE                                      37797
Canon Inc. ADR                 COM              138006309     2862    70555 SH       SOLE                                      70555
Cisco Systems                  COM              17275R102     2087    19484 SH       SOLE                                      19484
Coca-Cola                      COM              191216100     4269    73281 SH       SOLE                                      73281
Compass Bancshares Inc.        COM              20449H109    12491   559836 SH       SOLE                                     559836
Dell Computer                  COM              247025109     2623    51424 SH       SOLE                                      51424
Donaldson Co.                  COM              257651109     2655   110358 SH       SOLE                                     110358
Dover Corp.                    COM              260003108     3438    75775 SH       SOLE                                      75775
Dupont de Nemours              COM              263534109     2855    43335 SH       SOLE                                      43335
Echelon                        COM              27874n105      229    11725 SH       SOLE                                      11725
Emerson Electric               COM              291011104     2816    49075 SH       SOLE                                      49075
Exxon Mobil                    COM              30231G102     3328    41310 SH       SOLE                                      41310
General Electric               COM              369604103     1476     9540 SH       SOLE                                       9540
H J Heinz Co.                  COM              423074103     1544    38779 SH       SOLE                                      38779
Hershey Foods                  COM              427866108     1406    29630 SH       SOLE                                      29630
Illinois Tool Works            COM              452308109     3421    50628 SH       SOLE                                      50628
Johnson & Johnson              COM              478160104     3973    42609 SH       SOLE                                      42609
Lucent Technologies            COM              549463107     2522    33632 SH       SOLE                                      33632
Media One Group                COM              58440J104      330     4296 SH       SOLE                                       4296
Merck                          COM              589331107     3708    55182 SH       SOLE                                      55182
Microsoft Corp                 COM              594918104    10565    90494 SH       SOLE                                      90494
Molex Inc.                     COM              608554101     3764    66406 SH       SOLE                                      66406
Nordson Corp.                  COM              655663102     1819    37700 SH       SOLE                                      37700
North American Technology Grou COM              657193108       88    30000 SH       SOLE                                      30000
Oracle Corp.                   COM              68389x105      400     3567 SH       SOLE                                       3567
Proctor & Gamble               COM              742718109     4090    37330 SH       SOLE                                      37330
Reuters Group PLC              COM              76132m102     2193    27137 SH       SOLE                                      27137
Royal Dutch                    COM              780257804     2742    45269 SH       SOLE                                      45269
SBC Communications             COM              78387G103     4210    86356 SH       SOLE                                      86356
Sabine Royalty Trust UBI       COM              785688102      134    10000 SH       SOLE                                      10000
San Juan Basin Royalty Trust   COM              798241105     6396   616452 SH       SOLE                                     616452
Schering-Plough                COM              806605101     3950    93205 SH       SOLE                                      93205
Schlumberger Ltd               COM              806857108     2239    39889 SH       SOLE                                      39889
Sigma-Aldrich                  COM              826552101     1774    58995 SH       SOLE                                      58995
Sysco Corp.                    COM              871829107     2424    61280 SH       SOLE                                      61280
Telefonica de Espana           COM              879382208     1323    16787 SH       SOLE                                      16787
Transocean Sedco Forex         COM              G90078109      258     7673 SH       SOLE                                       7673
U.S. West Communications       COM              91273h101      318     4412 SH       SOLE                                       4412
Unilever N.V.                  COM              904784709     1824    33504 SH       SOLE                                      33504
Vodafone Airtouch              COM              92857t107     1212    24490 SH       SOLE                                      24490
W.W. Grainger                  COM              384802104     2356    49285 SH       SOLE                                      49285
Wal-Mart Stores                COM              931142103     1634    23640 SH       SOLE                                      23640
Weyerhaeuser                   COM              962166104     1639    22820 SH       SOLE                                      22820
Willamette                     COM              969133107     2063    44420 SH       SOLE                                      44420
Worthington Industries         COM              981811102     1239    74800 SH       SOLE                                      74800